NOTE 5 - PROPERTY AND EQUIPMENT - Property and Equipment (Details) (Quarterly Report [Member], USD $)			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Computer and Office Equipment	Dec. 31, 2012 Computer and Office Equipment	Dec. 31, 2012 Furniture and Fixtures	Jun. 30, 2013 Furniture and Fixtures
Property and Equipment Gross	$ 52,398	$ 52,398	$ 33,868	$ 33,868	$ 18,530	$ 18,530
Less: Accumulated Depreciation	(46,445)	(40,574)
Property and Equipment Net	$ 5,953	$ 11,824
Estimated Useful Life			7 years		7 years